Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Line Items]
Corporate income tax and municipal business tax rate	28.80%	28.80%
Gross deferred tax assets related to loss carry forwards	$ 4,671,000	$ 2,547,000
Deferred tax assets, valuation allowance	4,476,000	2,547,000
Indefinitely reinvested earnings	29,000,000
Estimated taxes if indefinitely reinvested earnings were distributed	400,000
Luxembourg
Income Taxes [Line Items]
Statutory rate	28.80%
Liberia
Income Taxes [Line Items]
Statutory rate	0.00%
Various worldwide tax jurisdictions
Income Taxes [Line Items]
Gross deferred tax assets related to loss carry forwards	$ 4,700,000	$ 2,500,000